Accrued Expenses (Continental Cement Company, L.L.C. [Member])	12 Months Ended
Dec. 28, 2013
Continental Cement Company, L.L.C. [Member]
Accrued Expenses
(5)	Accrued Expenses

Accrued expenses consist of the following as of year-end 2013 and 2012:

	2013	2012
Accrued interest due to Summit Materials	$3,848	$4,283
Accrued interest due to non-controlling interest	723	2,149
Accrued post-retirement benefits other than pensions, current portion	1,268	1,055
Accrued professional fees	340	400
Accrued payroll, insurance and benefits	758	897
Accrued bonus liability	884	1,153
Accrued costs to remove barge from waterway	880	850
Other	1,296	736

Total	$9,997	$11,523